FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2006

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	First Federal Plaza
		28 East Main Street, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
August 1, 2006

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $96898

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      742    17010 SH       SOLE                    17010
Amazon.com Inc.                COM              023135106     3215    83125 SH       SOLE                    83125
American Express Co.           COM              025816109     2638    49566 SH       SOLE                    49566
Amgen, Inc.                    COM              031162100      711    10900 SH       SOLE                    10900
Anheuser-Busch Companies, Inc. COM              035229103     1428    31334 SH       SOLE                    31334
Bed, Bath & Beyond, Inc.       COM              075896100      660    19900 SH       SOLE                    19900
Berkshire Hathaway Cl. B       COM              084670207     4677     1537 SH       SOLE                     1537
Biovail Corp.                  COM              09067J109      229     9800 SH       SOLE                     9800
Cisco Systems, Inc.            COM              17275R102     2698   138145 SH       SOLE                   138145
Citigroup, Inc.                COM              172967101     2916    60444 SH       SOLE                    60444
Coca-Cola Co.                  COM              191216100     4678   108745 SH       SOLE                   108745
Costco Cos.                    COM              22160K105     2873    50297 SH       SOLE                    50297
Dell, Inc.                     COM              24702R101     4092   167293 SH       SOLE                   167293
Exxon Mobil Corp.              COM              30231G102      361     5884 SH       SOLE                     5884
Gannett Co., Inc.              COM              364730101      390     6975 SH       SOLE                     6975
General Electric Co.           COM              369604103     3260    98905 SH       SOLE                    98905
HSBC Holdings PLC Spons. ADR   COM              404280406     2715    30725 SH       SOLE                    30725
Home Depot, Inc.               COM              437076102     4010   112033 SH       SOLE                   112033
Intel Corp.                    COM              458140100     1518    79882 SH       SOLE                    79882
JPMorgan Chase & Co., Inc.     COM              46625H100     3238    77093 SH       SOLE                    77093
Johnson & Johnson, Inc.        COM              478160104     2953    49284 SH       SOLE                    49284
Liberty Media Holding Corp. Ca COM              53071M302      579     6911 SH       SOLE                     6911
Liberty Media Holding Interact COM              53071M104      599    34681 SH       SOLE                    34681
Medco Health Solutions, Inc.   COM              58405U102     1799    31415 SH       SOLE                    31415
Medtronic, Inc.                COM              585055106     2378    50679 SH       SOLE                    50679
Microsoft Corp.                COM              594918104     3387   145379 SH       SOLE                   145379
Newmont Mining Corp.           COM              651639106     1966    37151 SH       SOLE                    37151
North Fork Bancorp             COM              659424105     1285    42580 SH       SOLE                    42580
Oil Service Holders Tr. Dep. R COM              678002106     2663    17825 SH       SOLE                    17825
Paychex, Inc.                  COM              704326107      589    15119 SH       SOLE                    15119
Pfizer, Inc.                   COM              717081103     3276   139582 SH       SOLE                   139582
Procter & Gamble Co.           COM              742718109     3818    68664 SH       SOLE                    68664
Pulte Homes Corp.              COM              745867101     1799    62475 SH       SOLE                    62475
State Street Corp.             COM              857477103      385     6630 SH       SOLE                     6630
Stryker Corp.                  COM              863667101     1074    25496 SH       SOLE                    25496
Symbol Technologies, Inc.      COM              871508107      520    48224 SH       SOLE                    48224
Sysco Corp.                    COM              871829107     2292    74986 SH       SOLE                    74986
Time Warner, Inc.              COM              887317105     3901   225473 SH       SOLE                   225473
Tyco International Ltd.        COM              902124106     3452   125513 SH       SOLE                   125513
UnitedHealthcare Group, Inc.   COM              91324P102     2875    64200 SH       SOLE                    64200
Wal-Mart Stores                COM              931142103     3352    69591 SH       SOLE                    69591
Wells Fargo & Co.              COM              949746101     2037    30367 SH       SOLE                    30367
eBay, Inc.                     COM              278642103     2537    86625 SH       SOLE                    86625
iShares MSCI Japan Index Fund  COM              464286848      171    12500 SH       SOLE                    12500
iShares MSCI Taiwan Index Fund COM              464286731      162    12600 SH       SOLE                    12600